Realized Gains on Sales of Investments, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized Gains Losses On Sales Of Investments Net [Abstract]
Gross realized gains on sales of investments	¥ 20,153,659	¥ 46,126,258	¥ 3,185,026